LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

Dear Shareholders:

First I want to thank each of you for your overwhelming support of the changes we proposed for the Funds. You approved those changes at the March 21 shareholders meeting. The new name of the Trust "Financial Investors Trust" is in place. The newly elected Board of Trustees has had its initial meeting and GE Investment Management Incorporated is acting as investment adviser to the Funds.

Highlighted below are several features of the reconstituted Funds.

    1. Most importantly these Funds stress safety - our first priority. As you are aware, both Funds are AAA rated by both Fitch and Standard & Poor's. As a consequence, the weighted average maturities are limited to 60 days. Many competitor funds, in a search for higher yields, include commercial paper and certain forms of derivative securities among their permissible investments. We have chosen not to permit these types of investments. We only select direct U.S. Treasury, U.S. Government and Agency securities, and repurchase agreements collateralized to 102% by these obligations for our Funds.

         Further, we believe that SEC oversight adds an additional layer of risk management to the Funds. That layer does not exist with state and local investment pools. The independent Trustees of the Funds, whose primary responsibility is to protect the interests of shareholders, provide a further layer of scrutiny.

    2. GE Investments, one of the nation's largest and most highly respected financial advisers, serves as investment adviser to both Funds. They manage more than $60 billion in assets. Their experience, knowledge and reputation are a comfort to us and I'm sure to you, the shareholders of Financial Investors Trust.

    3. We stress personalized service for each of our shareholders and strive to accommodate each shareholder's unique needs. Our representatives are available from 9:00 a.m. to 8:00 p.m. ET to help you with any questions you may have about your accounts. In addition, we send a regularly scheduled fax to all interested parties providing Fund information on yields and maturities. If you would prefer to have personal access to your accounts, we can accommodate you with our remote access software package that is easy to use and allows you to perform inquiries and transaction processing right at your desk. And, since we know that all cash management decisions are not made by lunchtime, we have established late cutoff times for both purchases (5:00 p.m. ET) and redemptions (1:00 p.m. ET).

Again, many thanks for your support. We always like to hear from you and will always strive to be responsive and courteous to any requests or suggestions which we receive from you.

Sincerely,


/s/ W. Robert Alexander

W. Robert Alexander
Chairman

--------------------------------------------------------------------------------

ADVISER FUND UPDATE
--------------------------------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND

The investment objective of the Fund is to provide investors with as high a level of current income as is consistent with the preservation of capital and liquidity by investing in U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury and repurchase agreements collateralized to 102% by these obligations. However, the government guarantee supporting the Fund's investments applies only to the payment of principal and interest of the Fund's underlying portfolio securities. It does not guarantee the credit of a repurchase agreement counterparty, the value of the Fund's shares nor does it guarantee against adverse price movements brought about by an increase in prevailing rates of market interest. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less. However, the Fund seeks a dollar-weighted average portfolio maturity of 60 days or less in order to preserve its AAA rating. The Fund also seeks to maintain a stable net asset value of $1.00 per share although there can be no assurance of this.

U.S. TREASURY MONEY MARKET FUND
SECTOR PROFILE
as of April 30, 1997

Repurchase Agreements   44%
U.S. Treasury Notes & Bills  56%

[CHART]

U.S. TREASURY MONEY MARKET FUND

7-Day SEC Yield:   5.17%

This yield is as of 4/30/97 and reflects reinvestment of all dividend distributions, all fee waivers in effect and any expense reimbursements. Without the fee waivers and expense reimbursements in effect, the yield would have been lower. Fund inception date is 5/25/94.


COMPARISON OF CHANGE IN VALUE OF $100,000 INVESTMENT IN THE FINANCIAL INVESTORS TRUST U.S. TREASURY MONEY MARKET FUND AND THE IBC/DONOGHUE TREASURY & REPURCHASE AGREEMENT AVERAGE

[GRAPH]

--------------------------------------------------------------------------------
2

ADVISER FUND UPDATE
--------------------------------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND (CONTINUED)

    As of April 30, 1997, the Fund had a 7-day effective yield of 5.31% and a 7-day SEC yield of 5.17%, compared with 5.15% and 5.03%, respectively, on October 31, 1996. The average maturity of the Fund was 56 days. The 90 day Treasury Bill yielded 5.30% for this period. The IBC/Donoghue Money Fund average for U.S. Treasuries & Repurchase Agreements index yield was 4.73%. The portfolio composition was 56% Treasury bills and notes and 44% repurchase agreements.

    Economic data during the first quarter continued the familiar pattern of stronger than expected growth with weaker than expected inflation. As rates rose, we extended the average duration of the Fund to pick up yield while maintaining liquidity. Market sentiment is biased towards a tightening of monetary policy by the Federal Reserve. Our current strategy is to shorten average maturity from 56 days to about the IBC's average of 44 days. We will continue to maintain a balance between U.S. Treasury securities and repurchase agreements. With the anticipation of higher interest rates on the horizon, we will buy as the opportunity presents itself.




--------------------------------------------------------------------------------

THESE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY OR INSURER.

INVESTMENT ADVISER
GE Investment
Management Incorporated
3003 Summer Street
P.O. Box 7900
Stamford, Connecticut  06905

DISTRIBUTOR & ADMINISTRATOR
ALPS Mutual Funds Services, Inc.
370 Seventeenth Street
Suite 2700
Denver, Colorado  80202-5627

LEGAL COUNSEL
Baker & McKenzie
805 Third Avenue
New York, New York  10022

INDEPENDENT AUDITORS
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado  80202

CUSTODIAN
State Street Bank and Trust
Company of Connecticut N.A.
750 Main Street
Suite 1114
Hartford, Connecticut  06103

SUB-CUSTODIAN &
TRANSFER AGENT
State Street Bank & Trust Company
P.O. Box 1978
Boston, Massachusetts  02105

FOR MORE INFORMATION, PLEASE CALL
1-800-298-3442

[LOGO]

[LOGO]


FINANCIAL
INVESTORS
TRUST


Annual Report


FOR THE PERIOD ENDED
APRIL 30, 1997


[LOGO]

ADVISER FUND UPDATE
--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND

    The Fund seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in obligations issued or guaranteed as to principal or interest by the U.S. Government or by any of its agencies or instrumentalities and repurchase agreements collateralized to 102% by these obligations. However, the government guarantee supports only the payment of principal and interest of the Fund's underlying portfolio securities. It does not guarantee the value of the Fund's shares nor does it guarantee against adverse price movements brought about by an increase in prevailing rates of market interest. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less. However, the Fund seeks a dollar-weighted average portfolio maturity of 60 days or less in order to preserve its AAA rating. The Fund also seeks to maintain a stable net asset value of $1.00 per share although there can be no assurance of this.

U.S. GOVERNMENT MONEY MARKET FUND
SECTOR PROFILE
as of April 30, 1997

Repurchase Agreements   45%
U.S. Government Agencies     55%

[CHART]

U.S. GOVERNMENT MONEY MARKET FUND

7-Day SEC Yield:   5.29%

This yield is as of 4/30/97 and reflects reinvestment of all dividend distributions, all fee waivers in effect and any expense reimbursements. Without the fee waivers and expense reimbursements in effect, the yield would have been lower. Fund inception date is 7/10/96.

COMPARISON OF CHANGE IN VALUE OF $2,000,000 INVESTMENT IN THE FINANCIAL INVESTORS TRUST U.S. GOVERNMENT MONEY MARKET FUND AND THE IBC/DONOGHUE GOVERNMENT ONLY-INSTITUTIONAL ONLY FUND AVERAGE.

[GRAPH]

--------------------------------------------------------------------------------
4

ADVISER FUND UPDATE
--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)

    At April 30, 1997, the Fund had a 7-day effective yield of 5.44% and a 7-day SEC yield of 5.29%, compared with 5.28% and 5.14%, respectively, on October 31, 1996. The average maturity of the Fund was 28 days. The 90 day Treasury Bill yielded 5.30% for this period. The IBC/Donoghue Money Fund average for Government Only-Institutional Only Funds yield was 4.67%. The Fund's portfolio composition was 55% U.S. Agencies and 45% repurchase agreements.

    The Federal Reserve tightened monetary policy during the first quarter of 1997, raising rates to 5.50% for overnight funds. The economic data released during the first quarter indicated that higher interest rates are headed our way. The yield curve seems to support this theory as 1 year rates rose by 37 basis points. Our strategy is to maintain the Fund's current maturity between 28 and 35 days, staying short of the IBC's average of 44 days. We will continue to maintain a balance between U.S. Agency securities and repurchase agreements. As buying opportunities arise, we will take advantage to raise yield and sustain duration.




THIS REPORT, INCLUDING THE FINANCIAL STATEMENTS HEREIN, IS TRANSMITTED TO THE SHAREHOLDERS OF THE FUNDS FOR THEIR INFORMATION. THIS IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OF SHARES OF THE FUNDS OR ANY SECURITIES MENTIONED IN THIS REPORT.

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
FINANCIAL INVESTORS TRUST:

    We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the U.S. Treasury Money Market Fund and the U.S. Government Money Market Fund of the Financial Investors Trust as of April 30, 1997, the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Trust's Management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at April 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the U.S. Treasury Money Market Fund and the U.S. Government Money Market Fund of the Financial Investors Trust as of April 30, 1997, and the results of their operations, the changes in their net assets and financial highlights for each of the periods indicated in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
DENVER, COLORADO
MAY 22, 1997

--------------------------------------------------------------------------------
6

U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997

ASSETS
Investments, at amortized cost (which approximates market value)
 - see accompanying statement                                    $166,889,578
Interest Receivable                                                 1,372,815
Organizational costs, net of accumulated amortization                 141,314
Receivable from administrator                                          21,752
Other                                                                  16,221
--------------------------------------------------------------------------------

     Total Assets                                                 168,441,680
--------------------------------------------------------------------------------


LIABILITIES
Dividends payable                                                     722,195
Advisory fees payable                                                   8,799
Accrued expenses                                                       18,936
--------------------------------------------------------------------------------

     Total Liabilities                                                749,930
--------------------------------------------------------------------------------

NET ASSETS                                                       $167,691,750
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS

Paid-in capital                                                  $167,725,567
Accumulated net realized loss                                         (33,817)
--------------------------------------------------------------------------------

NET ASSETS                                                       $167,691,750
--------------------------------------------------------------------------------

Shares of beneficial interest outstanding                         167,725,567
--------------------------------------------------------------------------------

Net asset value and redemption value per share                          $1.00
--------------------------------------------------------------------------------

See notes to financial statements.




--------------------------------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS
APRIL 30, 1997


Face Value                                                      Market Value*
----------                                                      -------------

                 U.S. TREASURY OBLIGATIONS  55.50%
--------------------------------------------------------------------------------
                 U.S. Treasury Notes:
 $20,000,000      6.50%, 5/15/97                                  $20,008,888
  10,000,000      6.75%, 5/31/97                                   10,009,185
  10,000,000      5.88%, 7/31/97                                   10,009,710
  15,000,000      6.50%, 8/15/97                                   15,041,696
  10,000,000      6.00%, 8/31/97                                   10,005,663
   8,000,000      5.75%, 9/30/97                                    8,000,613
   5,000,000      5.63%, 10/31/97                                   4,995,205
  15,000,000      5.75%, 10/31/97                                  14,998,650
                                                                 ------------

TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $93,069,610)                                               93,069,610
                                                                 ------------



                 REPURCHASE AGREEMENTS
                 COLLATERALIZED BY U.S. GOVERNMENT
                 OBLIGATIONS  44.02%                                             Collateral Value
--------------------------------------------------------------------------------------------------
   8,000,000     Repurchase agreement with Chase Securities Inc.,
                 5.35%, dated 4/30/97 and maturing 5/1/97,
                 collateralized by U.S. Treasury Note, 7.875% due
                 11/15/99                                           8,001,189          $8,163,663

   8,000,000     Repurchase agreement with Deutsche Bank Corp.,
                 5.34%, dated 4/30/97 and maturing 5/1/97,
                 collateralized by U.S. Treasury Note, 6.50% due
                 10/15/06                                           8,001,186           8,160,724

   8,000,000     Repurchase agreement with Harris Nesbitt,
                 5.43%, dated 4/30/97 and maturing 5/1/97,
                 collateralized by U.S. Treasury Bills, due
                 7/3/97 and 9/18/97 and U.S Treasury Bond,
                 7.625% due 11/15/22                                8,001,207           8,160,423


   8,000,000     Repurchase agreement with J.P. Morgan,
                 5.42%, dated 4/30/97 and maturing 5/1/97,
                 collateralized by U.S. Treasury Note, 6.375%
                 due 5/15/99                                        8,001,204          8,160,954


--------------------------------------------------------------------------------
8

U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS
APRIL 30, 1997 (CONTINUED)



Face Value                                                      Market Value*    Collateral Value
----------                                                     ----------------------------------

                 REPURCHASE AGREEMENTS
                 COLLATERALIZED BY U.S. GOVERNMENT
                 OBLIGATIONS  (continued)
-------------------------------------------------------------------------------------------------
  $8,000,000     Repurchase agreement with Merrill Lynch Inc.,
                 5.30%, dated 4/30/97 and maturing 5/1/97,
                 collateralized by U.S. Treasury Bill, due
                 10/16/97                                          $8,001,178          $8,162,610

   8,000,000     Repurchase agreement with Morgan Stanley Inc.,
                 5.30%, dated 4/30/97 and maturing 5/1/97,
                 collateralized by U.S. Treasury Note, 6.375% due
                 6/30/97                                            8,001,178           8,162,978

  17,809,000     Repurchase agreement with State Street Bank
                 Corp.,5.32%, dated 4/30/97 and maturing
                 5/1/97, collateralized by U.S. Treasury Bond,
                 7.25% due 5/15/16                                 17,811,632          18,743,802

   8,000,000     Repurchase agreement with UBS Securities Inc.,
                 5.38%, dated 4/30/97 and maturing 5/1/97,
                 collateralized by U.S. Treasury Bond, 7.875%
                 due 2/15/21                                        8,001,194           8,162,038
                                                               ----------------------------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $73,819,968)                                               73,819,968          75,877,192
                                                               ----------------------------------

TOTAL INVESTMENTS
  (Cost $166,889,578)                              99.52%         166,889,578

Other Assets in Excess of Liabilities               0.48%             802,172
                                              -------------------------------

NET ASSETS                                        100.00%        $167,691,750
                                              -------------------------------
                                              -------------------------------


*See note 1 to financial statements.


--------------------------------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 1997


INVESTMENT INCOME                                                 $14,068,420
--------------------------------------------------------------------------------

EXPENSES
Investment advisory fee (Note 3)                                      748,787
Administration Services * (Note 3)                                    750,000
Legal                                                                 101,407
Amortization of organization costs                                     67,915
Insurance                                                              27,287
Registration                                                           77,712
Other                                                                   5,807
--------------------------------------------------------------------------------

Total Expenses                                                      1,778,915
--------------------------------------------------------------------------------

Expenses waived by investment advisor                                (739,988)
Expenses reimbursed by investment advisor                            (170,142)
Expenses waived by administrator                                      (75,890)
--------------------------------------------------------------------------------

Net Expenses                                                          792,895
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                             $13,275,525
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $13,275,525
--------------------------------------------------------------------------------


*Administration services include: fund accounting, daily pricing, licensing and registration, shareholder services, transfer agency, fund ratings, audit, training and printing.

See notes to financial statements.




--------------------------------------------------------------------------------
10

U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


                                                                      For the             For the
                                                                   Year Ended          Year Ended
                                                               April 30, 1997      April 30, 1996
                                                              -----------------------------------
OPERATIONS

Net investment income                                             $13,275,525         $13,297,094
Net realized gain on investments                                            0               8,676
-------------------------------------------------------------------------------------------------

Net increase in net assets resulting from operations               13,275,525          13,305,770

Dividends to shareholders from net investment income              (13,275,525)        (13,297,094)
-------------------------------------------------------------------------------------------------

Change in net assets from operations                                        0               8,676
-------------------------------------------------------------------------------------------------


BENEFICIAL INTEREST TRANSACTIONS
Shares sold                                                       762,297,270       1,141,004,290
Dividends reinvested                                               12,941,419           9,807,519
-------------------------------------------------------------------------------------------------

                                                                  775,238,689       1,150,811,809
Shares redeemed                                                  (923,910,706)       (943,512,019)
-------------------------------------------------------------------------------------------------

Change in net assets derived from beneficial interest
 transactions                                                    (148,672,017)        207,299,790
-------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                            (148,672,017)        207,308,466

NET ASSETS:
Beginning of period                                               316,363,767         109,055,301
-------------------------------------------------------------------------------------------------

End of period                                                    $167,691,750        $316,363,767
-------------------------------------------------------------------------------------------------


See notes to financial statements.




--------------------------------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial
interest outstanding throughout the period indicated(1):


                                                                       For the              For the             For the
                                                                     Year Ended           Year Ended         Period Ended
                                                                   April 30, 1997       April 30, 1996     April 30, 1995 (2)
                                                                 -----------------------------------------------------------
Net asset value - beginning of period                                   $1.00               $1.00               $1.00
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                    0.05                0.05                0.04
----------------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                                    (0.05)              (0.05)              (0.04)
----------------------------------------------------------------------------------------------------------------------------

Net asset value - end of period                                         $1.00               $1.00               $1.00
----------------------------------------------------------------------------------------------------------------------------

Total return                                                             5.15%               5.44%               4.71%(3)
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000)                                      $167,692            $316,364            $109,055
----------------------------------------------------------------------------------------------------------------------------

Ratio of expenses to average net assets                                  0.30%               0.30%               0.50%(3)
----------------------------------------------------------------------------------------------------------------------------

Ratio of net investment income to
 average net assets                                                      5.02%               5.36%               4.87%(3)
----------------------------------------------------------------------------------------------------------------------------

Ratio of expenses to average net assets
 without fee waivers                                                     0.67%               0.71%               1.32%(3)
----------------------------------------------------------------------------------------------------------------------------

Ratio of net investment income to
 average net assets without fee waivers                                  4.65%               4.95%               4.05%(3)
----------------------------------------------------------------------------------------------------------------------------

(1) The financial highlights prior to March 24, 1997 reflect the operations of the Fund while the Fund's investment adviser was FGIC Advisors, Inc. GEIM was approved as the Fund's investment adviser at a special meeting of the shareholders of the Fund on March 21, 1997.
(2) Operations commenced on May 25, 1994.
(3) Annualized

See notes to financial statements.

--------------------------------------------------------------------------------
12

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997

ASSETS
Investments, at amortized cost (which approximates market value)
 - see accompanying statement                                     $87,805,409
Organizational costs, net of accumulated amortization                   7,094
Other                                                                  16,354
--------------------------------------------------------------------------------

   Total Assets                                                    87,828,857
--------------------------------------------------------------------------------


LIABILITIES
Dividends payable                                                     373,259
Advisory fees payable                                                   9,029
Accrued expenses                                                       30,917
--------------------------------------------------------------------------------

     Total Liabilities                                                413,205
--------------------------------------------------------------------------------

NET ASSETS                                                        $87,415,652
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS
Paid-in capital                                                   $87,580,070
Accumulated net realized loss                                        (164,418)
--------------------------------------------------------------------------------

NET ASSETS                                                        $87,415,652
--------------------------------------------------------------------------------

Shares of beneficial interest outstanding                          87,428,781
--------------------------------------------------------------------------------

Net asset value and redemption value per share                          $1.00
--------------------------------------------------------------------------------


See notes to financial statements.




--------------------------------------------------------------------------------
                                                                              13

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS
APRIL 30, 1997

Face Value                                                      Market Value*
----------                                                      -------------

                 U.S. GOVERNMENT AGENCY
                 OBLIGATIONS  54.95%
--------------------------------------------------------------------------------

                 Federal Home Loan Bank
  $1,400,000     5.35%, 5/1/97                                     $1,400,000

                 Federal Home Loan Mortgage Corp.
   5,000,000     5.50%, 6/13/97                                     4,966,971
   8,000,000     5.41%, 6/30/97                                     7,927,769
   5,000,000     5.52%, 7/3/97                                      4,951,528

                 Federal National Mortgage Association
   6,000,000     5.35%, 5/19/97                                     5,983,936
   5,000,000     5.46%, 6/9/97                                      4,970,321
  10,000,000     5.45%, 6/24/97                                     9,918,164
   8,000,000     5.53%, 7/9/97                                      7,914,813
                                                                -------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $48,033,502)                                                48,033,502
                                                                -------------



                 REPURCHASE AGREEMENTS
                 COLLATERALIZED BY U.S.
                 GOVERNMENT OBLIGATIONS  45.50%                                   Collateral Value
--------------------------------------------------------------------------------------------------
   4,000,000     Repurchase agreement with Chase Securities
                 Inc., 5.35%, dated 4/30/97 and maturing
                 5/1/97, collateralized by U.S. Treasury Note,
                 7.875% due 11/15/99                                4,000,595          $4,084,504

   4,000,000     Repurchase agreement with Deutsche Bank Corp.,
                 5.34%, dated 4/30/97 and maturing 5/1/97,
                 collateralized by U.S. Treasury Note, 8.875%
                 due 11/15/98 and U.S. Treasury Bond, 9.25%
                 due 2/15/16                                        4,000,593           4,081,031

   4,000,000     Repurchase agreement with Harris Nesbitt,
                 5.43%, dated 4/30/97 and maturing 5/1/97,
                 collateralized by U.S. Treasury Bill, due 7/3/97
                 and U.S. Treasury Bonds, 10.75% due 2/15/03,
                 and 6.75% due 8/15/26                             $4,000,603         $4,080,856

--------------------------------------------------------------------------------
14

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS
APRIL 30, 1997 (CONTINUED)


Face Value                                                       Market Value*    Collateral Value
----------                                                      ----------------------------------
                 REPURCHASE AGREEMENTS
                 COLLATERALIZED BY U.S.
                 GOVERNMENT OBLIGATIONS (CONTINUED)
--------------------------------------------------------------------------------------------------
  $4,000,000     Repurchase agreement with J.P. Morgan,
                 5.42%, dated 4/30/97 and maturing 5/1/97,
                 collateralized by U.S. Treasury Bill, due
                 5/8/97 and U.S. Treasury Note, 5.75% due
                 10/31/00                                           4,000,602           4,080,381

   4,000,000     Repurchase agreement with Merrill Lynch Inc.,
                 5.30%, dated 4/30/97 and maturing 5/1/97,
                 collateralized by U.S. Treasury Bill, due
                 10/16/97                                           4,000,589           4,083,741

   4,000,000     Repurchase agreement with Morgan Stanley Inc.,
                 5.30%, dated 4/30/97 and maturing 5/1/97,
                 collateralized by U.S. Treasury Bond, 8.875%
                 due 8/15/17                                        4,000,589           4,093,996

  11,766,000     Repurchase agreement with State Street Bank
                 Corp., 5.32%, dated 4/30/97 and maturing
                 5/1/97, collateralized by U.S. Treasury Bond,
                 7.25% due 5/15/16                                 11,767,739          12,384,202

   4,000,000     Repurchase agreement with UBS Securities Inc.,
                 5.38%, dated 4/30/97 and maturing 05/1/97,
                 collateralized by FNMA, 4.875%, due 10/15/98
                 FHLB, 6.25% due 1/22/99 and FHLB, 5.51%
                 due 9/24/97                                        4,000,597           4,084,929
                                                                ----------------------------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $39,771,907)                                               39,771,907          40,973,640
                                                                ----------------------------------


--------------------------------------------------------------------------------
                                                                              15


U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS
APRIL 30, 1997 (CONTINUED)


TOTAL INVESTMENTS
  (Cost $87,805,409)                                                  100.45%          87,805,409
                                                                ----------------------------------

Liabilities in Excess of Other Assets                                  (0.45%)           (389,757)
                                                                ----------------------------------

NET ASSETS                                                            100.00%         $87,415,652
                                                                ----------------------------------
                                                                ----------------------------------



*See note 1 to financial statements.




--------------------------------------------------------------------------------
16

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 1997


INVESTMENT INCOME                                                  $3,879,243
--------------------------------------------------------------------------------

EXPENSES
Investment advisory fee (Note 3)                                      113,608
Administration services * (Note 3)                                     92,781
Legal                                                                  46,430
Amortization of organization costs                                      3,574
Insurance                                                               2,059
Registration                                                           23,282
Miscellaneous                                                           2,293
--------------------------------------------------------------------------------

Total Expenses                                                        284,027
--------------------------------------------------------------------------------

Expenses waived by investment advisor                                (110,066)
Expenses reimbursed by investment advisor                              (1,594)
Expenses waived by administrator                                       (3,949)
--------------------------------------------------------------------------------

NET EXPENSES                                                          168,418
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                               3,710,825
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investment transactions                         22,252
--------------------------------------------------------------------------------
Unrealized appreciation on investments:
   Beginning of period                                                 40,458
   End of period                                                            0
--------------------------------------------------------------------------------

Net change in unrealized appreciation                                 (40,458)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                       (18,206)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $3,692,619
--------------------------------------------------------------------------------


* Administration services include: fund accounting, daily pricing, custody, licensing and registration, shareholder servicing, transfer agency, fund ratings, audit, training and printing.

See notes to financial statements.




--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS



                                                                   For the              For the
                                                                  Year Ended          Year Ended
                                                                April 30, 1997      April 30, 1996
                                                               -----------------------------------
OPERATIONS

Net investment income                                              $3,710,825          $1,828,452
Net realized gain on investments                                       22,252               2,142
Net change in unrealized appreciation/depreciation                    (40,458)              4,513
--------------------------------------------------------------------------------------------------

Net increase in net assets resulting from operations                3,692,619           1,835,107

Dividends to shareholders from net investment income               (3,710,825)         (1,828,452)
--------------------------------------------------------------------------------------------------

Change in net assets from operations                                  (18,206)              6,655
--------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS
Shares sold                                                       211,760,515          23,564,658
Dividends reinvested                                                2,781,667           1,457,918
--------------------------------------------------------------------------------------------------

                                                                  214,542,182          25,022,576
Shares redeemed                                                  (158,190,472)        (35,840,169)
--------------------------------------------------------------------------------------------------

Change in net assets derived from beneficial interest
  transactions                                                     56,351,710         (10,817,593)
--------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                              56,333,504         (10,810,938)

NET ASSETS:
Beginning of year                                                  31,082,148          41,893,086
--------------------------------------------------------------------------------------------------

End of year                                                       $87,415,652         $31,082,148
--------------------------------------------------------------------------------------------------


See notes to financial statements.




--------------------------------------------------------------------------------------------------
18

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest
outstanding throughout the period indicated(1):                    For the             For the            For the
                                                                  Year Ended          Year Ended        Period Ended
                                                                April 30, 1997      April 30, 1996   April 30, 1995 (2)
                                                               --------------------------------------------------------
Net asset value - beginning of period                                  $9.97                $9.97              $10.00
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                    0.14                0.55                0.44
Net realized and unrealized gain (loss)
  on investments                                                         0.00                0.00               (0.03)
-----------------------------------------------------------------------------------------------------------------------

Total income from investment operations                                 (0.14)               0.55                0.41
-----------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                                    (0.14)              (0.55)              (0.44)
Stock Split (Note 4)                                                    (8.97)               0.00                0.00
-----------------------------------------------------------------------------------------------------------------------

Total dividends and distributions to shareholders                       (9.11)              (0.55)              (0.44)
-----------------------------------------------------------------------------------------------------------------------

Net asset value - end of period                                         $1.00               $9.97               $9.97
-----------------------------------------------------------------------------------------------------------------------

Total return                                                             5.23%               5.65%               4.73%(4)
-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $87,416             $31,082             $41,893
-----------------------------------------------------------------------------------------------------------------------

Ratio of expenses to average net assets                                  0.23%               0.60%               0.45%(4)
-----------------------------------------------------------------------------------------------------------------------

Ratio of net investment income to
  average net assets                                                     5.13%               5.38%               5.23%(4)
-----------------------------------------------------------------------------------------------------------------------

Ratio of expenses to average net assets
  without fee waivers                                                    0.39%               0.85%               0.65%(4)
-----------------------------------------------------------------------------------------------------------------------

Ratio of net investment income to average
  net assets without fee waivers                                         4.97%               5.12%               5.03%(4)
-----------------------------------------------------------------------------------------------------------------------

Portfolio turnover rate                                                   n/a(3)             0.00%             827.35%(4)
-----------------------------------------------------------------------------------------------------------------------

(1) The financial highlights prior to July 10, 1996 reflect the operations of the Fund as the Short-Term U.S. Government Income Fund when it was not a money market fund and had different investment policies and expenses, and a fluctuating net asset value not maintained at $1.00 per share. The Fund changed to a money market fund on July 10, 1996 following a Special Meeting of the Fund's shareholders on June 27, 1996. The financial highlights also reflect the operations of the Fund while the Fund's investment adviser was FGIC Advisors, Inc. GEIM was approved as the Fund's investment adviser at a Special Meeting of the shareholders of the Fund on March 21, 1997.
(2) Operations commenced on June 7, 1994.
(3) A portfolio turnover rate is calculated for non-money market funds and is therefore no longer applicable for the U.S. Government Money Market Fund (see Note 4).
(4) Annualized.
See notes to financial statements.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

     Financial Investors Trust, formerly FGIC Public Trust, (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The U.S. Treasury Money Market Fund and the U.S. Government Money Market Fund (formerly the Short-Term U.S. Government Income Fund) (the "Funds"), are represented by separate classes of shares of beneficial interest of the Trust, which is organized as a Delaware business trust.

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATION: The U.S. Treasury Money Market Fund and the U.S. Government Money Market Fund value their securities on the basis of amortized cost which approximates market value. Prior to July 10, 1996 (see Note 4), the U.S. Government Money Market Fund (then the Short-term U.S. Government Income Fund) valued its securities, other than short-term securities, at market value as determined by the last sales price of the day. Short-term securities were valued at amortized cost which approximates market value.

     REPURCHASE AGREEMENTS: The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least 102% of the repurchase price. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     FEDERAL INCOME TAXES: It is the Funds' policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal Income Tax provisions are required.

     ORGANIZATION COSTS: The Funds have deferred certain organization costs. Such costs are being amortized over a 60 month period from the commencement of operations. In the event that all, or part of the initial investment in shares of the Funds are withdrawn during the amortization period, the redemption proceeds will be reduced by the proportionate amount of the unamortized organization costs represented by the ratio that the number of shares redeemed bears to the number of initial shares outstanding at the time of each redemption.

     OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for Federal Income Tax Purposes.

--------------------------------------------------------------------------------
20

NOTES TO FINANCIAL STATEMENTS CONTINUED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. SHARES OF BENEFICIAL INTEREST

     On April 30, 1997, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:


                                   ----------------------------------------------------------------------------------------------
                                          U.S. Treasury Money Market Fund                 U.S. Government Money Market Fund
                                   ----------------------------------------------------------------------------------------------
                                   For the Year Ended     For the Year Ended       For the Year Ended        For the Period Ended
                                     April 30, 1997          April 30, 1996          April 30, 1997             April 30, 1996
---------------------------------------------------------------------------------------------------------------------------------
  Shares Sold                         762,297,270            1,141,004,290              209,836,616                2,361,064
---------------------------------------------------------------------------------------------------------------------------------
  Shares Reinvested                    12,941,419                9,807,519                2,517,778                  146,094
---------------------------------------------------------------------------------------------------------------------------------
  Stock Split (Note 4)                          -                        -               27,832,061                        -
---------------------------------------------------------------------------------------------------------------------------------
   Total                              775,238,689            1,150,811,809              240,186,455                2,507,158
---------------------------------------------------------------------------------------------------------------------------------
  Shares Redeemed                     923,910,706              943,512,019              155,874,732                3,591,204
---------------------------------------------------------------------------------------------------------------------------------
  Net Increase
  (Decrease)                         (148,672,017)             207,299,790               84,311,723               (1,084,046)
---------------------------------------------------------------------------------------------------------------------------------



3. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

     Since its inception, the Trust had entered into Investment Advisory Agreements with FGIC Advisors, Inc. ("FGIC"). Pursuant to these advisory agreements with the Trust, FGIC was entitled to an advisory fee, computed daily and payable monthly, in the amount of .35 percent and .45 percent of the average net assets of the U.S. Treasury Money Market Fund and the U.S. Government Money Market Fund, respectively. At a meeting held on January 20, 1997, the Trustees of the Trust approved new Investment Advisory Agreements with GE Investment Management, Incorporated ("GEIM"). The new Investment Advisory Agreements were submitted to shareholders for their consideration pursuant to a Proxy Statement dated March 3, 1997 and subsequently approved by a majority of the shareholders at a Special Meeting held on March 21, 1997. Pursuant to these new advisory agreements, GEIM, effective March 24, 1997, replaced FGIC as the Adviser to each Fund, and is entitled to an advisory fee, computed daily and payable monthly, based on the following fee schedule:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

                                     U.S. Treasury          U.S. Government
     Average Net Assets           Money Market Fund        Money Market Fund
     ------------------           -----------------        -----------------

     First $500 million                 0.05%                    0.04%
     Next $500 million                  0.075%                   0.06%
     Next $500 million                  0.10%                    0.08%
     In excess of $1.5 billion          0.15%                    0.08%

For the period ended March 23, 1997, FGIC waived its entire advisory fee and voluntarily assumed certain expenses of each Fund.

     ALPS Mutual Funds Services, Inc. ("ALPS") serves as the Fund's administrator. ALPS is entitled to receive a fee from each Fund for its administrative services, computed daily and payable monthly, at the annual rate of .18 percent of average daily net assets up to $500 million, .15 percent on the next $500 million and .12 percent on assets in excess of $1 billion, subject to a minimum monthly fee of $62,500 for the U.S. Treasury Money Market Fund and $7,500 for the U.S. Government Money Market Fund. In addition, for the year ended April 30, 1997, ALPS waived a portion of its administration fee for each Fund.

     Six shareholders of the U.S. Treasury Money Market Fund owned 10.1 percent, 7.5 percent, 6.3 percent, 6.2 percent, 5.4 percent and 5.2 percent of that Fund's outstanding shares at April 30, 1997. Three shareholders of the U.S. Government Money Market Fund owned 33.0 percent, 28.3 percent and
8.2 percent of that Fund's outstanding shares at April 30, 1997.

4. FUNDAMENTAL CHANGES

     At a Special Meeting of the U.S. Government Money Market Fund (the "Fund") (formerly the Short-Term U.S. Government Income Fund) held on June 27, 1996, shareholders of the Fund approved an amendment to a fundamental investment restriction of the Fund to allow for the purchase of United States Government agency and instrumentality obligations as well as repurchase agreements collateralized to 102% by direct obligations of United States Government agencies and instrumentalities. The shareholders also approved that the Fund change from a non-money market fund to a money market fund and that the Fund change its name to the U.S. Government Money Market Fund to reflect these changes. After the close of business on July 9, 1996, the changes approved by the shareholders of the Fund were implemented. As a money market fund, the Fund seeks to maintain a net asset value of $1.00 for purposes of purchases and redemptions. In order to bring the net asset value of the Fund to $1.00, the Fund executed a stock split of 9.97 to 1 after the close of business on July 9, 1996.

--------------------------------------------------------------------------------
22

                                    Intentionally
                                      Left Blank


--------------------------------------------------------------------------------
                                                                              23